Borrowings - Information about pledge of assets with carrying (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Pledge of assets:
Inventories	€ 23,581	€ 15,938
Property, plant and equipment	8,669	7,852
Trade receivables	1,549	1,993
Other current assets	2,052	1,168
Total pledge of assets	€ 35,851	€ 26,951